Credit Risk - Key metrics (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (813)	£ (870)
Weighted | Credit risk
Disclosure of credit risk exposure [line items]
Average balance weighted LTV, new business	65.00%	64.00%
Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (813)	£ (870)
Total Drawn | Loans to consumers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (730)	£ (785)
Total Drawn | Stage 3 | Loans to consumers
Disclosure of credit risk exposure [line items]
Exposure ratio	1.17%	1.40%